Submission	Dec. 15, 2025
Submission [Line Items]
Central Index Key	0001080657
Registrant Name	Presidio Property Trust, Inc.
Form Type	S-11
Submission Type	S-11
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A